CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 3,878,853	$ 922,317	$ 15,946,425
Restricted cash	53,489	53,449	53,391
Accounts and other receivable, net	906,650	1,014,245	1,889,327
Inventory, net	48,225	254,385	556,620
Prepaid expenses and other current assets	729,054	804,508	1,865,727
Deferred costs, current portion		0	1,091,387
Total current assets	5,616,271	3,048,904	21,402,877
Property and equipment, net	691,082	1,115,214	925,171
Deferred costs and other assets	308,938	396,233	4,020,270
Intangible assets, net	8,053,425	2,513,394	28,747,770
Goodwill	2,079,284	0	1,128,517
Total assets	16,749,000	7,073,745	56,224,605
Current liabilities
Accounts payable	498,288	1,066,766	1,877,736
Accrued expenses and liabilities	1,212,382	2,453,255	5,192,601
Accrued interest	0	3,143,470	1,025,623
Deferred revenue, current portion	0	523,900	402,377
Convertible debt subject to put rights	0	35,000,000	0
Total current liabilities	1,710,670	42,187,391	8,498,337
Deferred revenue	0	637,097	1,039,475
Convertible debt, net of debt discount		0	325,553
Derivative liabilities, net of current portion		0	29,846,821
Other liabilities	143,191	307,058	546,867
Total liabilities	1,853,861	43,131,546	40,257,053
Commitments and contingencies (Note 10)
Predecessor conditionally redeemable common stock, 909,091 issued and outstanding	0	500,000	500,000
Stockholders' equity (deficit)
common stock	993	12,477	12,477
preferred stock	3	0
Predecessor common stock issuable	0	392,950	392,950
Additional paid-in capital	18,105,659	125,956,728	125,173,973
Accumulated deficit	(3,211,516)	(162,919,956)	(110,111,848)
Total stockholders' equity (deficit)	14,895,139	(36,557,801)	15,467,552
Total liabilities and stockholders' equity (deficit)	16,749,000	7,073,745	$ 56,224,605
Predecessor [Member]
Current assets
Cash and cash equivalents		922,317
Restricted cash		53,449
Accounts and other receivable, net		1,014,245
Inventory, net		254,385
Prepaid expenses and other current assets		804,508
Total current assets		3,048,904
Property and equipment, net		1,115,214
Deferred costs and other assets		396,233
Intangible assets, net		2,513,394
Goodwill		0
Total assets		7,073,745
Current liabilities
Accounts payable		1,066,766
Accrued expenses and liabilities		2,453,255
Accrued interest		3,143,470
Deferred revenue, current portion		523,900
Convertible debt subject to put rights		35,000,000
Total current liabilities		42,187,391
Deferred revenue		637,097
Other liabilities		307,058
Total liabilities		43,131,546
Predecessor conditionally redeemable common stock, 909,091 issued and outstanding		500,000
Stockholders' equity (deficit)
common stock	$ 0	12,477
Predecessor common stock issuable		392,950
Additional paid-in capital		125,956,728
Accumulated deficit		(162,919,956)
Total stockholders' equity (deficit)		(36,557,801)
Total liabilities and stockholders' equity (deficit)		$ 7,073,745